Common stock - Narrative (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Common stock and temporary equity, shares authorized (in shares)	352,230,628
Stock Options
Class of Stock [Line Items]
Contractual term	10 years
Requisite service period	4 years
Stock Options | 2013 Stock Option and Grant Plan
Class of Stock [Line Items]
Contractual term	10 years
Requisite service period	4 years
Stock Options | 2019 Equity Incentive Plan
Class of Stock [Line Items]
Contractual term	10 years
Requisite service period	4 years
Common Stock
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	143,234,881	128,734,881
Common stock par value (in dollars per share)	$ 0.000001	$ 0.000001
Common Stock | Stock Options | 2013 Stock Option and Grant Plan
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	0
Common Stock | Stock Options | 2019 Equity Incentive Plan
Class of Stock [Line Items]
Common stock, shares authorized (in shares)	1,859,784
Redeemable convertible preferred stock
Class of Stock [Line Items]
Mezzanine equity, shares authorized (in shares)	173,803,110	159,303,110